Organization and Principal Activities - Schedule of Company's Subsidiaries (Details) (Huale Group Co.Limited)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Huale Holding Co., Ltd ("HHC") [Member]
Date of incorporation	Sep. 28, 2016	Sep. 28, 2016	May 15, 2017
Date of acquisition	Apr. 28, 2020	Apr. 28, 2020
Place of incorporation	Seychelles	Seychelles	Seychelles
Percentage of legal ownership by the Company	100.00%	100.00%	100.00%
Principal activities	Investment holding	Investment holding	Investment holding
Huale (Hong Kong) Investment Co., Limited ("HHK") [Member]
Date of incorporation	Sep. 16, 2016	Sep. 16, 2016	Sep. 16, 2016
Date of acquisition	May 29, 2018	May 29, 2018	May 29, 2018
Place of incorporation	Hong Kong	Hong Kong	Hong Kong
Percentage of legal ownership by the Company	100.00%	100.00%	100.00%
Principal activities	Investment holding	Investment holding	Investment holding
Qianhai Lewenhua Consulting Management (Shenzhen) Co., Limited ("QCM") [Member]
Date of incorporation	Mar. 27, 2017	Mar. 27, 2017	Mar. 27, 2017
Place of incorporation	China	China	China
Percentage of legal ownership by the Company	100.00%	100.00%	100.00%
Principal activities	Investment holding	Investment holding	Investment holding
Shenzhen Yeller Audio & Video Technology Co., Limited [Member]
Date of incorporation	May 05, 2017	May 05, 2017	May 05, 2017
Date of acquisition	Aug. 02, 2019	Aug. 02, 2019	Aug. 02, 2019
Place of incorporation	China	China	China
Percentage of legal ownership by the Company	80.00%	80.00%	80.00%
Principal activities	Selling audio and video equipment, smart home and cultural media	Selling audio and video equipment, smart home and cultural media	Selling audio and video equipment, smart home and cultural media